Warrants Issued to Preferred Stockholders (Details) - USD ($)			1 Months Ended	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 29, 2023	Dec. 19, 2023	Dec. 28, 2023	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 24, 2024	Jun. 18, 2024
Warrants Issued to Preferred Stockholders [Line Items]
Converted shares							9,192,377
Adjusted to fair value (in Dollars)						$ 5,284,494	$ 5,284,494	$ (420,245)
Warrants issued shares							11,500,000
Warrants received							39,113
Warrant received stock split							39,057,679
Warrant holders exercised shares									1	1,267,728
Reverse stock split							9,192,377
Reverse stock split		3					37,956,206
Private Placement [Member]
Warrants Issued to Preferred Stockholders [Line Items]
Converted shares							311
Warrants issued shares							380,011
Warrant holders exercised shares							1,102
Reverse stock split							1,101,473
Reverse stock split							310,977
Common Stock [Member]
Warrants Issued to Preferred Stockholders [Line Items]
Converted shares			32,999,472				5,975,686
Reverse stock split	19,999,407						27,327,481
Reverse stock split				268,112
Preferred Stock [Member]
Warrants Issued to Preferred Stockholders [Line Items]
Converted shares			3,502,040